Stock Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation
Stock Based Compensation
Class B Units
Certain employees of the Company were granted long term incentive awards in 2011 and 2013 prior to the Company’s IPO which provided them with equity interests in the Company’s equity holders and ultimate parent investors (“Class B Units”). The awards were granted with service conditions and performance and market conditions. The fair value of the units with service conditions are recognized ratably over the applicable service period. The units granted, subject to performance and market conditions, will be recognized as the applicable conditions are met. The awards granted are profits interests having economic characteristics similar to stock appreciation rights and representing the right to share in any increase in value that exceeds a specified threshold. Therefore, the Class B units only have value to the extent there is an appreciation in the value of the business from and after the applicable date of grant and the appreciation rights exceeds a specified threshold. The units granted, subject to performance and market conditions, vest on the date, if any, that the Company's Sponsor receives cash proceeds resulting in a 15% internal rate of return, subject to continued employment on such date.

In connection with the IPO, the Class B Units subject to performance and market vesting conditions were modified such that 75% of those awards vested as of the IPO effective date. The Class B Units which solely have vesting service conditions and the remaining 25% of the awards with performance and market vesting conditions were also further modified to require the payment of non-forfeitable dividends during the period in which they are unvested.

The vested Class B Units as of the IPO effective date were exchanged for a combination of vested shares of the Company’s common stock, vested shares of BPG Subsidiary stock and a cash payment of $6.0 million. The $6.0 million cash payment was paid to the Class B Unit holders by Blackstone to reduce the number of fully vested common shares of the Company and BPG Subsidiary that would have otherwise been issued in the conversion of the Class B Units to shares of common stock. The $6.0 million was recorded as incentive-based compensation expense during the year ended December 31, 2013.
The unvested Class B Units as of the IPO effective date were exchanged for a combination of unvested restricted shares of the Company’s common stock and unvested restricted shares of BPG Subsidiary stock. The unvested restricted shares are subject to the same vesting terms as those applicable to the exchanged Class B Units.

The Class B Units granted to employees by the Partnerships were recorded as a contribution by the Partnerships, with amortization, net of forfeitures, being recorded as a component of General and administrative expenses in the Consolidated Statements of Operations. As a result of the modification of the awards the Company recognized $24.9 million of incentive-based compensation related to the units subject to performance and market vesting conditions during the year ended December 31, 2013. The Company did not recognize expense related to the units subject to performance conditions as of December 31, 2012 as the applicable conditions were not yet been met.

The Company calculates the fair value of share based compensation awards using the Black-Scholes-Merton option pricing model which requires the use of subjective assumptions, including share price volatility, the expected life of the award, risk free interest rate and expected dividend yield. In developing its assumptions the Company takes into account the following:

As a result of its status as a private company for the last several years the Company does not have sufficient history to estimate the volatility of its common share price. The Company calculates the expected volatility based on reported data for selected reasonably similar publicly traded companies for which historical information is available. The Company plans to continue to use the guideline peer group volatility information until the historical volatility of its common shares is relevant to measure expected volatility for future award grants;

The Company determines the risk free interest rate by reference to implied yields available from United States Treasury securities with a remaining term equal to the expected life assumed at the date of the grant;

The Company's assumed dividend yield is based on its historical dividends paid, excluding dividends that resulted from activities to be one time in nature;

The Company estimates the average expected life of the awards based on the projected liquidity event.
The assumptions used in the Black-Scholes-Merton option pricing model are set forth below:

	2011	2013
Dividend yield	0%	0%
Risk free interest rate	0.9%	0.2%
Expected volatility	80.0%	35.0%
Expected life	5 years	1.6 years

The following table presents the grant dates and numbers of Class B units granted to employees from
June 28, 2011 through December 31, 2013:

		Estimated Fair Value Per Class B Units at Grant Date		Total Estimated Value of Class B Units at Grant Date (in millions)
Date of Grant	Number of Class B Units Granted (in millions)	Service Condition	Performance and Market Condition	Service Condition	Performance and Market Condition

November 1, 2011	96.8	$0.450	$0.440	$21.8	$21.3
March 29, 2013	9.1	$0.445	$0.444	$2.0	$2.0
April 30, 2013	1.8	$0.445	$0.444	$0.4	$0.4
May 20, 2013	20.6	$0.289	$0.289	$3.0	$3.0

In addition, certain of the Company’s employees were granted equity incentive awards in the Acquired Properties. These awards were granted with service conditions and performance and market conditions. As the awards were granted to the employees under the Company’s management agreement with the owners of the Acquired Properties, the amounts earned by the employees for the amortization of the awards at their fair value as measured at each reporting period were considered to be a component of the Company’s management fees, and then recorded a corresponding amount for compensation expense. In connection with the IPO, all of such awards vested. In exchange for the vested incentive awards, the holders received vested OP Units. During the year ended December 31, 2013, the Company recorded $6.2 million of management fee income and compensation expense based upon the face value of the OP Units issued at the date of grant.

The IPO price of $20.00 per share was based on a number of factors, including the Company's results of operations, the Company's future prospects, the economic conditions in and future prospects for the industry in which the Company competes, current market valuations of publicly traded companies considered comparable to the Company and the other factors described under the section entitled "Underwriting" in our prospectus, dated October 29, 2013 and filed with the SEC on October 31, 2013 pursuant to Rule 424(b)(4) under the Securities Act.

The methodology applied to determine the value of the awards at grant date and IPO would be substantially the same. The following table sets forth the value of the 2013 Class B Units at grant date and at the time of the IPO based on the IPO price of $20.00 per share.

Date of Grant	Value of Class B Units at Grant Date (in millions)	Assumed Value at IPO (in millions)
March 29, 2013	$4.0	$6.4
April 30, 2013	$0.8	$1.3
May 20, 2013	$6.0	$7.7

The increase in value between grant date and value at the IPO is due to improved operating results driven by an increase in underlying property performance and the impact of the July 2013 debt refinancing (specifically the new Unsecured Credit Facility, closed July 16, 2013).

Information with respect to Class B Units and restricted shares for the years ended December 31, 2013 and 2012 and for the period from June 28, 2011 to December 31, 2011 are as follows:

	Class B Units	Restricted Shares	Aggregate Intrinsic Value
Outstanding, June 28, 2011	—	—	$—
Vested	—	—	—
Granted	96,842	—	43,095
Forfeited	—	—	—
Outstanding, December 31, 2011	96,842	—	43,095
Vested	—	—	—
Granted	—	—	—
Forfeited	—	—	—
Outstanding, December 31, 2012	96,842	—	43,095
Vested	(41,990)	—	(17,327)
Granted	31,474	10	10,990
Forfeited	(16,342)	—	(7,272)
Exchanged	(69,984)	2,072
Outstanding, December 31, 2013	—	2,082	$29,486

During the years ended December 31, 2013 and 2012, the period from June 28, 2011 to December 31, 2011 and the period from January 1, 2011 to June 27, 2011, the Company recognized approximately $42.5 million, $6.4 million, $1.1 million and $0 respectively, of incentive-based compensation expense relating to these units as a component of General and administrative expense in the Consolidated Statements of Operations.

As of December 31, 2013, there was $16.4 million of unrecognized compensation cost related to non vested stock granted under the Plan. This unrecognized compensation cost is expected to be recognized over the term of five years through 2018. The Company issues new restricted stock from its authorized shares available at the date of grant.